CONSOLIDATED BALANCE SHEETS	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current assets
Cash	$ 658,433	¥ 4,521,325	¥ 45,340,578
Notes receivable	447,615	3,073,680	3,995,962
Trade accounts receivable, net	9,980,673	68,535,282	24,254,007
Trade accounts receivable - related parties, net	496,579	3,409,912	0
Inventories, net	185,024	1,270,523	6,758,841
Other receivables, net	825,070	5,665,593	5,360,953
Loans to third parties	722,316	4,960,000	1,960,000
Purchase advances, net	195,663	1,343,576	12,654,546
Contract assets, net	674,833	4,633,940	0
Prepaid expenses	28,083	192,837	509,682
Prepaid expenses - related parties	31,689	217,600	0
Total current assets	14,245,978	97,824,268	100,834,569
Property and equipment, net	533,192	3,661,321	3,171,109
Construction in progress	3,134,647	21,524,994	11,779,784
Land use right, net	190,465	1,307,887	1,335,126
Investment in unconsolidated entity	4,525,976	31,078,971	0
Long-term trade accounts receivable, net	0	0	4,212,829
Long-term other receivables, net	64,079	440,015	0
Prepayments for construction in progress	166,613	1,144,098	474,100
Total Assets	22,860,950	156,981,554	121,807,517
Current liabilities
Short-term bank loan	364,071	2,500,000	0
Trade accounts payable	2,051,799	14,089,293	8,754,347
Other payables	344,617	2,366,410	3,255,810
Accrued payroll and employees' welfare	201,628	1,384,529	600,434
Investment payable	932,021	6,400,000	0
Taxes payable	317,592	2,180,847	431,913
Short-term borrowings	157,438	1,081,096	0
Total Current Liabilities	6,128,675	42,084,370	25,991,921
Total Liabilities	7,322,274	50,280,574	34,935,755
Commitments and Contingencies
Equity
Common stock, ($0.0185 U.S. dollar par value, 100,000,000 shares authorized; 21,799,300 shares and 18,380,349 shares issued and outstanding as of June 30, 2019 and June 30, 2018, respectively)	395,056	2,712,773	2,279,510
Additional paid-in capital	36,498,048	250,624,798	207,490,280
Statutory reserve	604,201	4,148,929	4,148,929
Accumulated deficit	(23,996,750)	(164,780,885)	(139,424,980)
Accumulated other comprehensive gain	423,769	2,909,936	1,516,093
Total stockholders' equity	13,924,324	95,615,551	76,009,832
Non-controlling interests	1,614,352	11,085,429	10,861,930
Total equity	15,538,676	106,700,980	86,871,762
Total Liabilities and Equity	22,860,950	156,981,554	121,807,517
Related Party [Member]
Current liabilities
Other payables	333,616	2,290,873	3,211,457
Short-term borrowings	1,312,187	9,010,525	9,018,065
Long-term borrowings - related party - current portion	113,706	780,797	719,895
Long-term borrowings - related party	$ 1,193,599	¥ 8,196,204	¥ 8,943,834